Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,105,000
Previously Paid Amount	0.00
Total Fee Amount	310.70
Total Offset Amount	0.00
Net Fee	310.70
Narrative - Max Aggregate Offering Price	$ 2,105,000
Final Prospectus	true